Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$718,914.53

Principal:
Principal Collections	$9,617,863.27
Prepayments in Full	$3,523,255.04
Liquidation Proceeds	$64,139.87
Recoveries	$40,747.04
Sub Total	$13,246,005.22
Collections	$13,964,919.75

Purchase Amounts:
Purchase Amounts Related to Principal	$616,764.53
Purchase Amounts Related to Interest	$3,233.85
Sub Total	$619,998.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,584,918.13

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,584,918.13
Servicing Fee	$174,061.85	$174,061.85	$0.00	$0.00	$14,410,856.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,410,856.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,410,856.28
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,410,856.28
Interest - Class A-4 Notes	$122,211.34	$122,211.34	$0.00	$0.00	$14,288,644.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,288,644.94
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$14,202,263.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,202,263.77
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$14,139,454.02
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,139,454.02
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$14,058,731.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,058,731.02
Regular Principal Payment	$12,282,724.37	$12,282,724.37	$0.00	$0.00	$1,776,006.65
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,776,006.65
Residuel Released to Depositor	$0.00	$1,776,006.65	$0.00	$0.00	$0.00
Total		$14,584,918.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,282,724.37
Total					$12,282,724.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,282,724.37	$63.69	$122,211.34	$0.63	$12,404,935.71	$64.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$12,282,724.37	$8.85	$352,125.26	$0.25	$12,634,849.63	$9.10

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$92,818,740.58	0.4813251	$80,536,016.21	0.4176313
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$188,048,740.58	0.1355043	$175,766,016.21	0.1266536

Pool Information
Weighted Average APR	4.209%	4.211%
Weighted Average Remaining Term	23.61	22.80
Number of Receivables Outstanding	22,391	21,773
Pool Balance	$208,874,220.94	$194,870,044.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$188,048,740.58	$175,766,016.21
Pool Factor	0.1357800	0.1266765

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$19,104,027.95
Targeted Overcollateralization Amount	$19,104,027.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,104,027.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	42

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		75	$184,453.19
(Recoveries)		152	$40,747.04
Net Losses for Current Collection Period			$143,706.15
Cumulative Net Losses Last Collection Period			$11,690,206.90
Cumulative Net Losses for all Collection Periods			$11,833,913.05

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.83%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	4.01%	685	$7,820,451.82
61-90 Days Delinquent	0.44%	73	$858,385.99
91-120 Days Delinquent	0.13%	18	$256,191.29
Over 120 Days Delinquent	0.66%	104	$1,281,586.37
Total Delinquent Receivables	5.24%	880	$10,216,615.47

Repossession Inventory:
Repossessed in the Current Collection Period		21.00	$266,200.71
Total Repossessed Inventory		33.00	$446,516.15

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5342%
Preceding Collection Period			0.8404%
Current Collection Period			0.8542%
Three Month Average			0.7429%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8085%
Preceding Collection Period			0.8307%
Current Collection Period			0.8956%
Three Month Average			0.8449%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer